Person Signing this Report on Behalf of Reporting Manager:

Name:		Rio Vitale
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Rio Vitale		St Louis MO		June 3, 2006

Report Type (Check only one.):

[  ]		13F HOLDINGS REPORT.

[x ]		13F AMENDMENT NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	4

Form 13F Information Table Value Total:	$1814287.50


Security
Type
Cusip
Market Value
Quantity
Mgrs
Sole
Voting
Autority
Shared
None









Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
253500.00
200000

200000

0









Alltel Corporation
CONV
225224aa2
318937.50
1050000

1050000

0









Amer Express Company
CONV
488044ae8
526500.00
600000

600000

0









Amer Intl. Group Inc.
CONV
394979ab0
715350.00
753000

753000

0